The Company and Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 3,659,414	$ 1,714,035	$ 6,457,829	$ 3,076,198	$ 4,878,665	$ 40,355
Product
Disaggregation of Revenue [Line Items]
Revenue	3,626,417	1,658,681	6,386,735	2,964,801	4,679,410	17,832
Service
Disaggregation of Revenue [Line Items]
Revenue	$ 32,997	$ 55,354	$ 71,094	$ 111,397	$ 199,255	$ 22,523